CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenue:
License	$ 81,613	$ 120,443	$ 119,237
Service	3,264,241	3,126,460	3,058,491
License and Services Revenue	3,345,854	3,246,903	3,177,728
Operating expenses:
Cost of license	2,602	3,523	2,627
Cost of service	2,164,450	2,081,945	2,066,740
Research and development	240,266	242,063	221,886
Selling, general and administrative	418,574	424,671	409,465
Amortization of purchased intangible assets and other	38,410	52,229	72,646
Total operating expenses	2,864,302	2,804,431	2,773,364
Operating income	481,552	442,472	404,364
Interest and other expense, net	6,075	948	8,657
Income before income taxes	475,477	441,524	395,707
Income taxes	63,038	50,153	49,042
Net income	$ 412,439	$ 391,371	$ 346,665
Basic earnings per share	$ 2.56	$ 2.33	$ 1.87
Diluted earnings per share	$ 2.53	$ 2.31	$ 1.86
Basic weighted average number of shares outstanding	161,330	168,275	185,213
Diluted weighted average number of shares outstanding	163,118	169,437	186,559
Cash dividends declared per ordinary share	$ 0.52	$ 0.13